BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2024
BASIS OF PREPARATION
Schedule of main operating subsidiaries of the company, their geographic locations, and the ownership interests held by the company

		Ownership at December 31
Name	Principal activity	2024	2023	Location
Minera Camino Rojo SA de CV	Production	100%	100%	Mexico
Gold Standard Ventures (US) Inc.	Exploration	100%	100%	USA
Minera Cerro Quema SA	Exploration	100%	100%	Panama